Trade Receivables, Net (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Trade Receivables, Net [Abstract]
Trade receivables	$ 1,154,542	$ 1,520,531	$ 2,004,224